Financial Instruments - Additional Information - Risk Management (Detail) - USD ($) $ in Millions		12 Months Ended
	Feb. 29, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Reduction in income			$ 183.0	$ 10.0
Percentage of entity's revenue	75.00%
Hypothetic foreign exchange rate strengthening		10.00%
Financial debt percentage		68.00%
Current maturities of debt		$ 22.0	10.0
Other financial obligations		927.0	950.0
Cash flows provided by operating activities from continuing operations		1,753.0	2,068.0	1,248.0
Revolving credit facility		2,311.0
Allowance for expected credit loss		$ 77.0	$ 90.0	$ 91.0	$ 101.0
Euro [Member]
Disclosure of detailed information about financial instruments [line items]
Financial debt percentage		16.00%
Mexican peso [member]
Disclosure of detailed information about financial instruments [line items]
Financial debt percentage		15.00%
Philippine peso [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate		0.00%	7.10%
Financial debt percentage		1.00%
Foreign Exchange Options [Member] | Dollar Denominated [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount		$ 650.0
Mexico [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for expected credit loss		29.0
United States [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for expected credit loss		8.0
Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Reduction in income		14.0	$ 14.0
Decrease in Interest Rate of Opposite Effect		$ 0.5
Interest rate risk [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate			0.50%
Interest rate risk [member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate		0.50%
Interest rate risk [member] | Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate		24.00%	26.00%
Currency risk [member] | Mexico [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue		29.00%
Currency risk [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue		32.00%
Currency risk [member] | United Kingdom [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue		6.00%
Currency risk [member] | France [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue		5.00%
Currency risk [member] | Germany [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue		3.00%
Currency risk [member] | Poland [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue		3.00%
Currency risk [member] | Spain [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue		3.00%
Currency risk [member] | Israel [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue		4.00%
Currency risk [member] | Colombia [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue		3.00%
Currency risk [member] | Panama [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue		1.00%
Currency risk [member] | Caribbean TCL [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue		2.00%
Currency risk [member] | Rest Of Europe Region [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue		5.00%
Currency risk [member] | Rest of South, Central America and the Caribbean region [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue		2.00%
Currency risk [member] | Other Operations [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of entity's revenue		2.00%
Liquidity risk [member]
Disclosure of detailed information about financial instruments [line items]
Current maturities of debt		$ 1,116.0
Other financial obligations		1,076.0
Cash flows provided by operating activities from continuing operations		1,894.0
Liquidity risk [member] | 2017 Credit Agreement [member]
Disclosure of detailed information about financial instruments [line items]
Revolving credit facility		2,311.0
Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for expected credit loss		$ 77.0